SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment arrangement, option, activity - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of share-based payment arrangement, option, activity [Abstract]
Stock Options Outstanding, beginning balance	896,888
Weighted-Average Exercise Outstanding, beginning	$ 5.22	$ 14.18
Weighted-Average Remaining Contractual Term (Years), Outstanding term, beginning	3 years 11 months 15 days	3 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding beginning	$ 2,889
Stock Options, Granted	51,434	121,291
Weighted-Average Exercise Price, Granted	$ 14.40	$ 6.71
Weighted-Average Remaining Contractual Term (Years), Granted	9 years 11 months 1 day	3 years 7 months 20 days
Stock Options, Exercised		88,706
Weighted-Average Exercise Price, Exercised		$ 0.24
Aggregate Intrinsic Value, Exercised		$ 705
Stock Options, Forfeited		331,241
Weighted-Average Exercise Price, Forfeited		$ 11.86
Stock Options Outstanding, ending balance	948,322	896,888
Weighted-Average Exercise Price Outstanding, ending balance	$ 6.15	$ 5.22
Weighted-Average Remaining Contractual Term (Years) Outstanding, term, ending	4 years 21 days	3 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, ending	$ 3,922	$ 2,889
Stock Options, Vested and expected to vest	937,041	885,607
Weighted-Average Exercise Price, Vested and expected to vest	$ 6.10	$ 5.60
Weighted-Average Remaining Contractual Term (Years), Vested and expected to vest	4 years 25 days	3 years 11 months 19 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 3,923	$ 2,906
Stock Options, Vested and exercisable	494,776	419,498
Weighted-Average Exercise Price, Vested and exercisable	$ 6.17	$ 6.80
Weighted-Average Remaining Contractual Term (Years), Vested and exercisable	3 years 8 months 15 days	3 years 9 months 10 days
Aggregate Intrinsic Value, Vested and exercisable	$ 2,102	$ 944